Contents of Significant Accounts - Summary of Other Current Assets (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure Of Significant Investments In Associates [Abstract]
Time deposits with original maturities of over three months to a year	$ 28,834,684		$ 14,305,779
Others	2,988,182		2,945,390
Total	$ 31,822,866	$ 1,147,183	$ 17,251,169